Carrying Values of Vessels, Vessels Under Construction and Goodwill (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel
Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Average time charter rate period used to establish growth rate	3 years
Growth rate in freight rates	2.47%
Discount rate used	8.03%
Number of vessels	107	77
Number of vessels with fair value more than carrying value	8
Number of vessels with fair value less than carrying value	99
Impairment loss recognised in profit or loss | $	$ 0	$ 0
Number of vessels with fair value in excess of carrying vaoue		77
Percentage increase in discount rate used in sensitivity analysis	1.00%	1.00%
Impact on impairment loss with 1.0% increase in discount rate | $	$ 2,300,000	$ 20,200,000.0
Percentage decrease in forecasted time charter rates used in sensitivity analysis	5.00%	5.00%
Number of vessels impaired with decrease in discount rate used in sensitivity analysis		4
Impact on impairment loss with 5% decrease in forecasted time charter rates | $	$ 6,900,000	$ 22,400,000.0
Construction in progress [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels	2	10
Impairment loss recognised in profit or loss | $	$ 0	$ 0
MR [Member] | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis	4	4
MR [Member] | Construction in progress [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels	2
Handymax and MR [Member] | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with decrease in discount rate used in sensitivity analysis	13
LR2 [Member] | Vessels [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels impaired with increase in discount rate used in sensitivity analysis		6
Number of vessels impaired with decrease in discount rate used in sensitivity analysis		6